INCOME TAX (Schedule of Deferred Taxes Balance Sheet Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent Classification [Abstract]
Deferred income taxes included in long-term investments and other assets	$ 2,280	$ 2,279
Deferred income taxes, non-current	$ 2,280	$ 2,279